UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                     ---------

                     First Trust/FIDAC Mortgage Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including area code: 630-241-4141
                                                            -------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2008
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (A)
JANUARY 31, 2008 (UNAUDITED)



  PRINCIPAL                                                                            STATED
    VALUE                          DESCRIPTION                           COUPON        MATURITY          VALUE
------------       -----------------------------------------------    -----------   --------------    -----------
    U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 76.2%

                   Federal Home Loan Mortgage Corporation (FHLMC)
$       5,474,388  Gold, Pool A38042..............................       6.00%          10/01/35     $    5,618,985

                   Federal National Mortgage Association (FNMA)
        8,235,396  Pool 256182....................................       6.00%          03/01/36          8,412,971
       11,622,606  Pool 256328....................................       6.50%          07/01/36         11,979,571
        8,146,241  Pool 831145....................................       6.00%          12/01/35          8,368,938
        7,525,733  Pool 843971....................................       6.00%          11/01/35          7,731,466
        6,038,145  Pool 872303....................................       6.00%          05/01/36          6,198,039
        8,311,457  Pool 880203....................................       6.00%          02/01/36          8,463,041
                                                                                                         -----------

                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................           56,773,011
                   (Cost $55,374,151)                                                                    -----------



    U.S. GOVERNMENT AGENCY AND NON-AGENCY
    COLLATERALIZED MORTGAGE OBLIGATIONS - 39.9%
                   Banc of America Mortgage Securities
        4,776,524     Series 2007-3, Class 2A3...................             7.00%    09/25/37          4,890,353
                   Federal Home Loan Mortgage Corp.
          445,309     Series 2716, Class CI, IO ..................            5.00%    05/15/19             27,700
        3,673,838     Series 2737, Class IG, IO ..................            5.00%    08/15/27            320,830
        1,447,835     Series 2747, Class IH, IO ..................            5.00%    12/15/13             22,134
       12,974,931     Series 2807, Class SB, IO (b)...............            3.21%    11/15/33          1,632,459
        2,248,426     Series 2836, Class PI, IO ..................            5.00%    09/15/22             60,883
        4,739,600     Series 2870, Class JI, IO ..................            5.00%    10/15/27            516,199
          792,000     Series 2888, Class OI, IO ..................            5.00%    01/15/27             90,534
        1,774,808     Series 2921, Class IQ, IO ..................            5.00%    01/15/29            255,694
        1,695,583     Series 2938, Class PI, IO ..................            5.00%    11/15/28            158,009
        1,933,440     Series 2943, Class JI, IO ..................            5.00%    01/15/24            105,313
        1,177,187     Series 2961, Class IP, IO ..................            5.50%    07/15/28            104,668
        1,581,155     Series 3069, Class LI, IO ..................            5.50%    08/15/32            180,063
          613,577     Series 3171, Class CS (b)...................           13.88%    06/15/36            623,248
        1,431,147     Series 3195, Class SX (b)...................           18.61%    07/15/36          1,682,014
                   Federal Home Loan Mortgage Corp., STRIP
       27,425,322     Series 227, Class IO, IO ...................            5.00%    12/01/34          6,199,818
        5,432,536     Series 231, Class IO, IO ...................            5.50%    08/01/35          1,115,276
       10,325,278     Series 232, Class IO, IO ...................            5.00%    08/01/35          2,207,597
        2,931,872     Series 235, Class IO, IO ...................            5.50%    02/01/36            593,277
        4,440,853     Series 240, Class IO, IO ...................            5.50%    07/15/36            876,933
        4,848,826     Series 248, Class IO, IO ...................            5.50%    07/15/37            949,968
                   Federal National Mortgage Association
        3,501,492     Series 2005-122, Class SN (b)...............           15.10%    01/25/36          3,661,744
        1,762,402     Series 2005-39, Class BI, IO ...............            5.00%    06/25/28            148,449

             See Notes to Quarterly Portfolio of Investments     Page 1

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (A)-(Continued)
JANUARY 31, 2008 (UNAUDITED)

  PRINCIPAL                                                                            STATED
    VALUE                          DESCRIPTION                           COUPON        MATURITY          VALUE
------------       -----------------------------------------------    -----------   --------------    -----------
U.S.  GOVERNMENT  AGENCY AND NON-AGENCY
COLLATERALIZED  MORTGAGE  OBLIGATIONS - (CONTINUED)
                   Federal National Mortgage Association, STRIP
$      10,378,750     Series 360, Class 2, IO.....................        5.00%        08/01/35       $  2,222,171
                   GSR Mortgage Loan Trust
        7,280,183     Series 2007-1F, Class 3A10, IO..............        6.00%        01/25/37          1,073,863
                                                                                                      ------------
                   TOTAL U.S. GOVERNMENT AGENCY AND NON-AGENCY
                   COLLATERALIZED MORTGAGE OBLIGATIONS.........................................         29,719,197
                   (Cost $30,376,598)                                                                 ------------


ASSET-BACKED SECURITIES - 0.6%
                   Asset-Backed Securities Corporation Home Equity
           79,834     Series 2006-HE3, Class A3 (c)...............        3.44%        03/25/36             79,672
                   Countrywide Asset-Backed Certificates
           83,800     Series 2005-12, Class 1A1 (c)...............        3.53%        02/25/36             83,618
          285,319     Series 2006-12, Class 2A1 (c)...............        3.45%        12/25/36            281,425
                   HSI Asset Securitization Corporation Trust
           28,871     Series 2006-OPT2, Class 2A1 (c)                     3.46%        01/25/36             28,684
                                                                                                       -----------
                   TOTAL ASSET-BACKED SECURITIES...............................................            473,399
                   (Cost $476,659)                                                                     -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.7%

        3,000,000  Federal Home Loan Mortgage Corp. (c)  .........        7.00%        07/11/22          2,977,500
        5,000,000  Federal Home Loan Mortgage Corp., Series 1 (c)         7.50%        12/27/21          5,004,500
                                                                                                       -----------

                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................................          7,982,000
                   (Cost $7,958,224)                                                                   -----------




   SHARES                                          DESCRIPTION                                           VALUE
------------       -------------------------------------------------------------------------------  --------------
    PREFERRED SECURITIES - 2.1%

           20,000  Fannie Mae, 8.25% ..........................................................            528,400
           40,000  Freddie Mac, Series Z, 8.38% ...............................................          1,074,000
                                                                                                       -----------
                   TOTAL PREFERRED SECURITIES..................................................          1,602,400
                   (Cost $1,500,000)                                                                   -----------


                   TOTAL INVESTMENTS - 129.5%..................................................         96,550,007
                   (Cost $95,685,632) (d)                                                              -----------

  PRINCIPAL
    VALUE                                          DESCRIPTION                                           VALUE
------------       -------------------------------------------------------------------------------  --------------
    REVERSE REPURCHASE AGREEMENT - (30.4%)

$     (22,641,000) With UBS Securities 3.10% dated 01/31/08, to be repurchased at $22,642,950 on
                      02/01/08, collateralized by $25,909,076 FNMA 6.00%, due 11/01/35, FNMA
                      6.00%, due 05/01/36 and FNMA 6.50%, due 07/01/36. ................              (22,641,000)
                      (Cost $22,641,000)
                   NET OTHER ASSETS AND LIABILITIES - 0.9%......................................           629,695
                                                                                                    --------------
                   NET ASSETS - 100.0%.........................................................     $   74,538,702
                                                                                                    ==============



Page 2             See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (A)-(Continued)
JANUARY 31, 2008 (UNAUDITED)



--------------------------------------------
       (a)   All percentages shown in the Portfolio of Investments are based on net assets.
       (b)   Inverse floating rate instrument. The interest rate shown reflects the rate in effect at January 31, 2008.
       (c)   Floating  rate  security.
             The interest rate shown reflects the rate in effect at January 31,
             2008.
       (d)   Aggregate  cost  for  federal  income  tax  and  financial reporting purposes.
       IO    Interest only
    STRIP    Separate trading of registered interest and principal of securities








         See Notes to Quarterly Portfolio of Investments      Page 3

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                          JANUARY 31, 2008 (UNAUDITED)


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/FIDAC Mortgage Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and all borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased and debt securities originally purchased with maturities of sixty days or more but which currently have maturities of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular security, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At January 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the three months ended January 31, 2008:

    Maximum amount outstanding during the period................    $24,663,000
    Average amount outstanding during the period*...............    $23,802,250
    Average monthly shares outstanding during the period........      4,045,236
    Average debt per share outstanding during the period........          $5.88

*The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the three months ended January 31, 2008.

Interest rates ranged from 3.10% to 4.94% during the three months ended January 31, 2008, on borrowings by the Fund under reverse repurchase agreements.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                          JANUARY 31, 2008 (UNAUDITED)


D. INVERSE FLOATING RATE INSTRUMENTS

An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securites may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

                   2. UNREALIZED APPRECIATION (DEPRECIATION)

As of January 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,242,058 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,377,683.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/FIDAC Mortgage Income Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date                     March 20, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date                     March 20, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date                     March 20, 2008
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.